Income Taxes (Tables)	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for (recovery of) income taxes and the amount computed by multiplying net income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Statutory Canadian tax rate	26.5%	26.6%	26.6%
Expected provision for (recovery of) income taxes	$108	$(320)	$(75)
Differences in income taxes resulting from:
Valuation allowance	(169)	302	58
Investment tax credits	(3)	(20)	(29)
Canadian tax rate differences	—	1	2
Change in unrecognized income tax benefits	8	28	(9)
Foreign tax rate differences	(6)	6	6
Effect of adjustments to deferred tax amounts for enacted changes resulting from U.S. tax reform	67	—	—
Other differences	(5)	1	6
Withholding tax on unremitted earnings	1	—	(33)
	$1	$(2)	$(74)

Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Income (loss) before income taxes:
Canadian	$413	$(1,301)	$(278)
Foreign	(7)	93	(4)
	$406	$(1,208)	$(282)

Provision for Income Taxes from Continuing Operations
The provision for (recovery of) income taxes consists of the following:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Current
Canadian	$1	$(3)	$(10)
Foreign	7	(33)	38
Deferred
Canadian	—	—	(35)
Foreign	(7)	34	(67)
	$1	$(2)	$(74)

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 28, 2018	February 28, 2017
Assets
Property, plant, equipment and intangibles	$190	$180
Non-deductible reserves	48	103
Minimum taxes	265	264
Convertible Debentures (see Note 10)	47	12
Research and development	286	259
Tax loss carryforwards	307	503
Other	94	81
Deferred income tax assets	1,237	1,402

Valuation allowance	1,221	1,361
Deferred income tax assets net of valuation allowance	16	41

Liabilities
Property, plant, equipment and intangibles	(19)	(50)
Withholding tax on unremitted earnings	—	—
Deferred income tax liabilities	(19)	(50)
Net deferred income tax asset (liability)	$(3)	$(9)
Deferred income tax asset	$3	$—
Deferred income tax liability	(6)	(9)
	$(3)	$(9)

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
The Company’s total unrecognized income tax benefits as at February 28, 2018 and February 28, 2017 were $73 million and $65 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Unrecognized income tax benefits, opening balance	$65	$37	$11
Increase for income tax positions of prior years	4	28	—
Increase for income tax positions of current year	4	—	34
Settlement of tax positions	—	—	(8)
Other	—	—	—
Unrecognized income tax benefits, ending balance	$73	$65	$37

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2010 - 2018
United States(2)	Fiscal 2015 - 2018
United Kingdom	Fiscal 2017 - 2018
______________________________
(1)    Includes federal as well as provincial jurisdictions, as applicable.
(2)     Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2014 through fiscal 2018.

Summary of Net Operating Losses and Tax Credits Carryforward
As at February 28, 2018, the Company has the following net operating loss carryforwards and tax credits, which are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits(1)	Minimum Taxes
2029	$11	$—	$—	$1
2030	—	—	4	109
2031	50	—	6	128
2032	86	—	3	27
2033	92	—	110	—
2034	80	—	106	—
2035	2	—	52	—
2036	341	—	41	—
2037	352	—	22	—
2038	184	—	13	—
Indefinite	—	30	14	—
	$1,198	$30	$371	$265